Stockholders’ Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Stockholders’ Deficit

7. Stockholders’ Deficit

Preferred Stock

AgeX is authorized to issue up to 5,000,000 shares of $0.0001 par value preferred stock. At June 30, 2023 and December 31, 2022, there were no preferred shares issued and outstanding. See Note 12, Subsequent Events, for information concerning the issuance of shares of Series A Preferred Stock and Series B Preferred Stock in exchange for the extinguishment of $36 million of indebtedness owed to Juvenescence.

Common Stock

AgeX has 200,000,000 shares of $0.0001 par value common stock authorized. At June 30, 2023 and December 31, 2022, there were 37,951,261 and 37,949,196 shares of AgeX common stock issued and outstanding, respectively.

Issuance and Sale of Warrants by AgeX

In connection with the $2,500,000 of drawdowns of loan funds from Juvenescence under the Secured Note during the six months ended June 30, 2023, AgeX issued to Juvenescence 2022 Warrants to purchase 1,898,489 shares of AgeX common stock. See Note 6, Warrant Liability.

Pursuant to the Third Amendment, no warrants were issued in connection with the $1,000,000 of additional drawdowns of loan funds after June 1, 2023. See Note 5, Related Party Transactions, for further details of the Second Amendment and the Third Amendment.

At-the-Market Offering Facility

On January 8, 2021, AgeX entered into a sales agreement with Chardan relating to the sale of shares of AgeX common stock, par value $0.0001 per share, through an at-the-market (“ATM”) offering as described in the prospectus supplement filed with the Form S-3 which was declared effective by the SEC on January 29, 2021. In accordance with the terms of the sales agreement, AgeX may offer and sell shares of AgeX common stock having an aggregate offering price of up to $12.6 million from time to time through Chardan, acting as the sales agent. The actual market value of shares of common stock that AgeX may sell through the ATM offering during any 12 month period will be limited to one-third of the aggregate market value of AgeX common stock held by stockholders that would not be considered “affiliates” of AgeX, determined in accordance with applicable SEC rules. During the six months ended June 30, 2023 and 2022, no proceeds were raised through the sale of shares of common stock under the ATM.

7. Stockholders’ Deficit

Preferred Stock

AgeX is authorized to issue up to 5,000,000 shares of preferred stock, $0.0001 par value per share. At December 31, 2022 and 2021, there were no preferred shares issued and outstanding.

Common Stock

AgeX has 200,000,000 shares of common stock, $0.0001 par value per share, authorized. The holders of AgeX’s common stock are entitled to receive ratably dividends when, as, and if declared by the Board of Directors out of funds legally available. Upon liquidation, dissolution, or winding up, the holders of AgeX common stock are entitled to receive ratably the net assets available after the payment of all debts and other liabilities and subject to the prior rights of AgeX outstanding preferred shares, if any.

The holders of common stock are entitled to one vote for each share held on all matters submitted to a vote of AgeX stockholders. The holders of common stock have no preemptive, subscription, or redemption rights. The outstanding shares of common stock are fully paid and non-assessable.

As of December 31, 2022 and 2021, there were 37,949,196 and 37,941,220 shares of AgeX common stock issued and outstanding, respectively.

Issuance of Warrants by AgeX

In connection with the $12,660,000 of drawdowns of loan funds from Juvenescence under the Secured Note during the year ended December 31, 2022, AgeX has issued to Juvenescence 2022 Warrants to purchase 8,458,597 shares of AgeX common stock.

As consideration for $8.0 million in loans made to AgeX under the 2020 Loan Agreement, AgeX issued to Juvenescence warrants to purchase 3,670,663 shares of AgeX common stock.

See Notes 5, Related Party Transactions and 6, Warrant Liability for additional information on warrants issued to Juvenescence.

At-the-Market Offering Facility

On January 8, 2021, AgeX entered into a Sales Agreement with Chardan, relating to the sale of shares of AgeX common stock, in at-the-market transactions. In accordance with the terms of the Sales Agreement, AgeX may offer and sell shares of AgeX common stock having an aggregate offering price of up to $12.6 million from time to time through Chardan, acting as the sales agent. The actual market value of common shares that AgeX may sell through its Sales Agreement with Chardan during any 12 month period will be limited to one-third of aggregate market value of our common stock held by stockholders that would not be considered “affiliates” of AgeX, determined in accordance with applicable SEC rules. During the years ended December 31, 2022 and 2021, AgeX raised nil and $496,000, respectively, in gross proceeds through the sale of shares of common stock through the Sales Agreement with Chardan.